INCOME TAXES - Disclosure of changes in deferred tax assets and liabilities explanatory (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	$ 0	$ 0	$ 0	$ 0
Net deferred tax liabilities	0	0	0
Convertible notes [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	(661)	(1,024)	0
Loans payable [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	(247)	(339)	0
Mineral properties [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	(2,221)	(2,354)	(2,434)
Loss carry-forwards [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax assets	$ 3,129	$ 3,717	$ 2,434